Business overview (Details Narrative) - Binding arrangement agreement [member]	Dec. 14, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Description of shares owned	Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis.
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share purchase warrants price per share	$ 0.47698
Ceapro Inc [member]
IfrsStatementLineItems [Line Items]
Common share exchanged price per share	$ 0.02360